UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL fUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2017 through June 30, 2018

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05476
Reporting Period: 07/01/2017 - 06/30/2018
Lord Abbett Global Fund, Inc.

=============== Lord Abbett Emerging Markets Corporate Debt Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Lord Abbett Emerging Markets Bond Fund, formerly
                 Lord Abbett Emerging Markets Currency Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Lord Abbett Emerging Markets Local Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Lord Abbett Multi-Asset Global Opportunity Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By: /s/ Bernard J. Grzelak/s

Bernard J. Grzelak

Chief Financial Officer and Vice President

Date: August 21, 2018